Segmental Reporting (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Net Gaming Revenues	$ 14,157,328	$ 10,170,174
Intercompany Service revenue
Revenue	14,157,328	10,170,174
Operating expenses
Intercompany service expense
Selling expenses	10,661,815	6,215,161
General and administrative expenses	4,145,210	2,820,961
Total Costs and Expenses	14,807,025	9,036,122
Income (Loss) from operations	(649,697)	1,134,052
Other (Expenses) Income
Interest expense, net	(7,849)	(139,974)
Amortization of debt discount	(12,833)	(450,229)
Other income	281,344	11,798
Other expense	(26,930)
Gain on marketable securities	195,000	130,000
Total other (expenses) income	428,732	(448,405)
(Loss) Income before Income Taxes	(220,965)	685,647
Income taxes provision	(388,614)	(528,038)
Net (Loss) Income	(609,579)	157,609
Betting establishments [Member]
Net Gaming Revenues	14,065,599	10,160,370
Intercompany Service revenue	97,624	25,090
Revenue	14,163,223	10,185,460
Operating expenses
Intercompany service expense	802,112	799,714
Selling expenses	10,657,764	6,210,347
General and administrative expenses	1,687,969	1,245,510
Total Costs and Expenses	13,147,845	8,255,571
Income (Loss) from operations	1,015,378	1,929,889
Other (Expenses) Income
Interest expense, net	(2,692)	(49,349)
Amortization of debt discount
Other income	280,882	11,798
Other expense	(24,118)
Gain on marketable securities
Total other (expenses) income	254,072	(37,551)
(Loss) Income before Income Taxes	1,269,450	1,892,338
Income taxes provision	(393,410)	(545,868)
Net (Loss) Income	876,040	1,346,470
Betting Platform Software and Services [Member]
Net Gaming Revenues	91,729	9,804
Intercompany Service revenue	802,112	799,714
Revenue	893,841	809,518
Operating expenses
Intercompany service expense	97,624	25,090
Selling expenses	4,051	553,897
General and administrative expenses	1,264,188	444,538
Total Costs and Expenses	1,365,863	1,023,525
Income (Loss) from operations	(472,022)	(214,007)
Other (Expenses) Income
Interest expense, net	(3)	3
Amortization of debt discount
Other income	462
Other expense	(2,812)
Gain on marketable securities
Total other (expenses) income	(2,353)	3
(Loss) Income before Income Taxes	(474,375)	(214,004)
Income taxes provision	4,796	(5,530)
Net (Loss) Income	(469,579)	(219,534)
All Other [Member]
Net Gaming Revenues
Intercompany Service revenue
Revenue
Operating expenses
Intercompany service expense
Selling expenses
General and administrative expenses	1,193,053	581,830
Total Costs and Expenses	1,193,053	581,830
Income (Loss) from operations	(1,193,053)	(581,830)
Other (Expenses) Income
Interest expense, net	(5,154)	(90,628)
Amortization of debt discount	(12,833)	(450,229)
Other income
Other expense
Gain on marketable securities	195,000	130,000
Total other (expenses) income	177,013	(410,857)
(Loss) Income before Income Taxes	(1,016,040)	(992,687)
Income taxes provision		23,360
Net (Loss) Income	(1,016,040)	(969,327)
Adjustment [Member]
Net Gaming Revenues
Intercompany Service revenue	(899,736)	(824,804)
Revenue	(899,736)	(824,804)
Operating expenses
Intercompany service expense	(899,736)	(824,804)
Selling expenses
General and administrative expenses
Total Costs and Expenses	(899,736)	(824,804)
Income (Loss) from operations
Other (Expenses) Income
Interest expense, net
Amortization of debt discount
Other income
Other expense
Gain on marketable securities
Total other (expenses) income
(Loss) Income before Income Taxes
Income taxes provision
Net (Loss) Income